Balances and Transactions with Related Parties - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 CLF ( ) director	Dec. 31, 2019 CLP ($) director	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Contract amount		$ 198,751,027,000	$ 83,414,780,000	$ 6,639,995,000
Collections of loans to related parties		$ 14,255,818,000	68,622,702,000	6,639,996,000
Number of members in Board of Directors | director	5	5
Term of service for each director	3 years	3 years
Current accounts payable to related parties		$ 137,867,183,000	152,932,289,000
Compensation for directors		2,455,009,000	2,545,541,000	2,929,830,000
Guarantees granted		0	0	0
Enel Chile S.A.
Disclosure Of Transactions Between Related Parties [Line Items]
Contract amount		$ 14,255,818,000	$ 0
Enel Chile S.A. | Short-term loans | TAB
Disclosure Of Transactions Between Related Parties [Line Items]
Adjustment rate		0.30%	0.00%
Enel Chile S.A. | Centralized Cash Contract [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Contract amount		$ 198,751,027,000	$ 83,414,780,000
Enel Chile S.A. | Trade Checking Account Contract [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Collections of loans to related parties				6,639,995,000
Company Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts receivable from related parties		0	0
Current accounts payable to related parties		0	0
Compensation for directors				287,187,000
Company Board [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |	150
Company Board [Member] | Per Diem For Each Meeting [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |	70
Directors' Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors		$ 18,961,000	$ 83,999,000	$ 97,944,000